SIGNIFICANT ACCOUNTING POLICIES - HEDGING (Details) ¥ in Millions	Dec. 31, 2017 CNY (¥)
SIGNIFICANT ACCOUNTING POLICIES [abstract]
Hedge of net investment in foreign operations	¥ 0